LOSS PER CLASS A and CLASS B ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2021
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Schedule of computation of basic and diluted loss per share

The computation of basic and diluted loss per share is as follows:

	Years ended December 31,
	2019	2020	2021

Net loss	(442,083)	(669,214)	(1,191,213)
Net loss attributable to non-controlling interests	—	—	1,403
Net loss attributable to redeemable non-controlling interests	—	2,807	2,592
Accretion to redemption value of redeemable non-controlling interests	—	(18,627)	(77,644)
Change in redemption value of redeemable preferred shares	(17,760)	—	—
Cumulative dividend on redeemable preferred shares	(40,344)	(52,709)	(49,073)
Net loss available to GDS Holdings Limited ordinary shareholders	(500,187)	(737,743)	(1,313,935)

Weighted average number of ordinary shares outstanding - basic and diluted	1,102,953,366	1,253,559,523	1,452,906,722

Loss per ordinary share - basic and diluted	(0.45)	(0.59)	(0.90)

The following table sets forth the computation of basic and diluted loss per Class A and Class B ordinary share:

	Years ended December 31,
	2019		2020		2021
	Class A	Class B	Class A	Class B	Class A	Class B
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	(469,535)	(30,652)	(697,965)	(39,778)	(1,252,810)	(61,125)
Weighted average number of ordinary shares outstanding - basic and diluted	1,035,363,030	67,590,336	1,185,969,187	67,590,336	1,385,316,386	67,590,336
Loss per ordinary share - basic and diluted	(0.45)	(0.45)	(0.59)	(0.59)	(0.90)	(0.90)

Schedule of securities excluded from the computation of diluted loss per share

	Years ended December 31,
	2019	2020	2021

Share options/restricted shares	47,986,392	31,425,768	28,930,720
Convertible bonds payable	46,527,600	46,526,049	46,526,049
Total	94,513,992	77,951,817	75,456,769